CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure Of Cash And Cash Equivalents Details Explanatory	Cash and cash equivalents comprise the following:

	Year Ended December 31,
	2022	2021
Cash at bank	29,664	51,047